Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $5,688,505 and $6,000,293)	$ 6,253,484	$ 6,300,109
Mortgage loans	564,847	501,476
Equity securities, at fair value (cost $83,801 and $99,348)	104,178	124,559
Limited partnership interests	71,383	4,814
Short-term, at fair value (amortized cost $148,832 and $198,601)	148,829	198,601
Policy loans	42,213	41,862
Other	5,581	18,776
Total investments	7,190,515	7,190,197
Cash	3,582	6,534
Deferred policy acquisition costs	169,216	169,937
Reinsurance recoverables	294,054	309,498
Accrued investment income	66,969	69,673
Current income taxes receivable	7,417	14,387
Other assets	45,858	15,873
Separate Accounts	472,048	577,756
Total assets	8,249,659	8,353,855
Liabilities
Contractholder funds	4,344,897	4,688,791
Reserve for life-contingent contract benefits	2,196,708	1,990,214
Deferred income taxes	168,401	102,308
Other liabilities and accrued expenses	107,437	158,069
Payable to affiliates, net	5,745	6,709
Reinsurance payable to parent	3,933	3,667
Separate Accounts	472,048	577,756
Total liabilities	7,299,169	7,527,514
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	622,618	550,102
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	(4,731)	1,488
Other unrealized net capital gains and losses	385,229	209,780
Unrealized adjustment to DAC, DSI and insurance reserves	(195,485)	(78,058)
Total unrealized net capital gains and losses	185,013	133,210
Unrealized foreign currency translation adjustments	(170)	0
Total accumulated other comprehensive income	184,843	133,210
Total shareholder's equity	950,490	826,341
Total liabilities and shareholder's equity	$ 8,249,659	$ 8,353,855